Dividends to shareholders (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 12, 2022	Mar. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends to shareholders
Second interim			$ 3,046	$ 2,490	$ 2,489
First interim			1,440	1,392	1,180
Total			$ 4,486	$ 3,882	$ 3,669
Second interim, per share		$ 1.97	$ 1.97	$ 1.90	$ 1.90
First interim, per share	$ 0.93		0.93	0.90	0.90
Total, per share			$ 2.90	$ 2.80	$ 2.80
Unclaimed dividends, forfeiture period			12 years
Unclaimed dividends forfeited and adjusted for in retained earnings			$ 1	$ 0	$ 1